iShares
®
MSCI UAE ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  1 .3%
Agility Global PLC ........................ 8,722,607 $ 3,562,089
a
Banks  —  35 .4%
Abu Dhabi Commercial Bank PJSC ............ 3,308,210 12,413,418
Abu Dhabi Islamic Bank PJSC ................ 2,242,233 12,561,662
Ajman Bank PJSC ........................ 3,604,681 1,393,550
Bank of Sharjah .......................... 3,810,419 1,269,659
Dubai Islamic Bank PJSC ................... 5,072,752 10,224,843
Emirates NBD Bank PJSC ................... 3,054,410 23,131,913
First Abu Dhabi Bank PJSC .................. 7,251,383 33,414,809
Sharjah Islamic Bank ...................... 3,815,501 2,961,068
97,370,922
a
Building Products  —  0 .4%
Ras Al Khaimah Ceramics PJSC .............. 1,847,043 1,187,156
a
Capital Markets  —  1 .8%
Al Waha Capital PJSC ..................... 2,849,366 1,394,400
Dubai Financial Market PJSC ................ 4,335,203 1,720,715
Investcorp Capital PLC ..................... 2,783,030 1,106,211
SHUAA CAPITAL PSC
(a)
.................... 11,755,252 657,319
4,878,645
a
Commercial Services & Supplies  —  1 .5%
Parkin Co. PJSC ......................... 1,733,064 2,735,189
Union Properties PJSC ..................... 7,062,330 1,362,329
4,097,518
a
Construction & Engineering  —  0 .5%
Alec Holdings PJSC
(a)
...................... 3,310,775 1,324,995
Arabtec Holding PJSC
(a) (b)
................... 2,433,366 7
1,325,002
a
Construction Materials  —  0 .1%
Apex Investment Co. PSC
(a)
.................. 182,615 169,037
a
Consumer Staples Distribution & Retail  —  1 .2%
Lulu Retail Holdings PLC ................... 7,647,857 2,075,470
Spinneys 1961 Holding PLC ................. 3,602,986 1,130,266
3,205,736
a
Diversified Consumer Services  —  0 .7%
Alef Education Holding PLC .................. 4,903,197 1,312,491
Taaleem Holdings PJSC .................... 853,690 690,278
2,002,769
a
Diversified Telecommunication Services  —  10 .7%
Emirates Telecommunications Group Co. PJSC .... 5,668,654 27,914,680
Space42 PLC
(a)
.......................... 3,215,792 1,556,672
29,471,352
a
Energy Equipment & Services  —  3 .0%
ADNOC Drilling Co. PJSC ................... 4,914,992 7,978,676
NMDC Energy PJSC ...................... 258,613 209,741
8,188,417
a
Financial Services  —  0 .8%
Amanat Holdings PJSC .................... 3,404,337 1,167,805
Amlak Finance PJSC ...................... 2,890,782 1,061,061
Gulf General Investment Co.
(a) (b)
............... 7,295,803 20
2,228,886
a
Food Products  —  0 .4%
Agthia Group PJSC ....................... 1,224,235 1,133,211
a
Security Shares Value
a
Ground Transportation  —  0 .5%
Dubai Taxi Co. PJSC ...................... 2,271,005 $ 1,300,616
a
Health Care Providers & Services  —  0 .0%
NMC Health PLC
(a) (b)
....................... 112,588 2
a
Hotels, Restaurants & Leisure  —  2 .0%
Abu Dhabi National Hotels ................... 19,413,969 2,076,618
Americana Restaurants International PLC - Foreign Co. 6,321,297 3,393,435
5,470,053
a
Industrial Conglomerates  —  1 .7%
Dubai Investments PJSC ................... 4,218,763 4,219,161
Modon Holding PSC
(a)
...................... 397,640 329,954
Two Point Zero Group PJSC
(a)
................ 345,048 202,458
4,751,573
a
Marine Transportation  —  0 .5%
Gulf Navigation Holding PJSC
(a)
............... 1,879,841 1,479,061
a
Multi-Utilities  —  2 .8%
Dubai Electricity & Water Authority PJSC ......... 10,762,465 7,659,591
a
Oil, Gas & Consumable Fuels  —  6 .7%
Adnoc Gas PLC .......................... 10,879,061 10,202,645
ADNOC Logistics & Services ................. 3,201,478 5,237,916
Dana Gas PJSC ......................... 12,272,213 3,095,195
18,535,756
a
Passenger Airlines  —  2 .2%
Air Arabia PJSC .......................... 4,413,329 5,918,979
a
Real Estate Management & Development  —  19 .1%
Aldar Properties PJSC ..................... 5,478,965 11,704,439
Deyaar Development PJSC .................. 4,422,384 990,675
Emaar Development PJSC .................. 1,078,450 4,274,272
Emaar Properties PJSC .................... 10,232,584 33,116,213
Eshraq Investments PJSC
(a)
.................. 7,669,300 962,551
RAK Properties PJSC
(a)
.................... 5,010,234 1,353,698
52,401,848
a
Residential REITs  —  0 .6%
Dubai Residential REIT ..................... 5,156,751 1,735,869
a
Software  —  0 .3%
Phoenix Group PLC
(a)
...................... 4,967,382 907,439
a
Specialty Retail  —  2 .2%
Abu Dhabi National Oil Co. for Distribution PJSC ... 5,529,332 5,926,353
a
Transportation Infrastructure  —  1 .8%
Salik Co. PJSC .......................... 3,447,165 5,042,021
a
Water Utilities  —  1 .2%
Emirates Central Cooling Systems Corp. ......... 4,957,900 2,155,756
National Central Cooling Co. PJSC ............. 1,708,196 1,252,121
3,407,877
a
Total Long-Term Investments — 99.4%
(Cost: $ 253,233,383 ) ................................ 273,357,778

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI UAE ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 540,180 $ 540,180
a
Total Short-Term Securities — 0.2%
(Cost: $ 540,180 ) ................................... 540,180
Security Shares Value
a
Total Investments — 99 .6%
(Cost: $ 253,773,563 ) ................................ $ 273,897,958
Other Assets Less Liabilities — 0 .4% ..................... 964,287
Net Assets — 100.0% ................................. $ 274,862,245
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 230,000  $ 310,180
(a)
$ —  $ —  $ —  $ 540,180  540,180  $ 69,476  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 17 06/19/26 $ 1,486 $ 102,942

iShares
®
MSCI UAE ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,896,226 $ 259,461,523 $ 29 $ 273,357,778
Short-Term Securities
Money Market Funds ...................................... 540,180 — — 540,180
$ 14,436,406 $ 259,461,523 $ 29 $ 273,897,958
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 102,942 $ — $ — $ 102,942
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)